CONSOLIDATED AND COMBINED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Paid-In Capital [Member]	Additional Paid-In Capital [Member]	Appropriated Retained Earnings [Member]	Unappropriated Retained Earnings [Member]	Comprehensive Income [Member]
Beginning Balance at Nov. 30, 2009	$ 9,126	$ 10	$ 6,897	$ 216	$ 231	$ 657	$ 1,115
Beginning Balance (in shares) at Nov. 30, 2009		1,000,000
Issuance of ordinary shares in form of American Depositary Shares (in shares)		400,000
Issuance of ordinary shares in form of American Depositary Shares	14,504	4		14,500
Share-based compensation	302			302
Net (loss) income for the year	8,237					8,237
Effect of reorganization			(6,897)	6,897
Transfer to statutory reserves					613	(613)
Foreign currency translation gain	598						598
Ending Balance at Sep. 30, 2010	32,767	14		21,915	844	8,281	1,713
Ending Balance (in shares) at Sep. 30, 2010		1,400,000
Issuance of ordinary shares in form of American Depositary Shares (in shares)		5,000
Share-based compensation	316			316
Net (loss) income for the year	(1,037)					(1,037)
Transfer to statutory reserves					771	(771)
Foreign currency translation gain	676						676
Ending Balance at Sep. 30, 2011	32,722	14		22,231	1,615	6,473	2,389
Ending Balance (in shares) at Sep. 30, 2011	1,405,000	1,405,000
Share-based compensation	2			2
Net (loss) income for the year	(8,988)					(8,988)
Foreign currency translation gain	1,194						1,194
Ending Balance at Sep. 30, 2012	$ 24,930	$ 14		$ 22,233	$ 1,615	$ (2,515)	$ 3,583
Ending Balance (in shares) at Sep. 30, 2012	1,405,000	1,405,000